Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Balance at beginning	$ 65,144	$ 35,694
Goodwill acquired		27,092
Measurement period adjustments		2,410
Currency translation adjustments	(191)	(52)
Balance at ending	$ 64,953	$ 65,144